UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08876

Senior Debt Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Senior Debt Portfolio

April 30, 2013

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 116.3%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 2.4%
Booz Allen Hamilton Inc.
Term Loan, 4.50%, Maturing July 31, 2019	14,676	$14,892,725
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing October 29, 2018	3,012	3,044,392
Term Loan, 6.25%, Maturing November 2, 2018	1,366	1,380,124
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 27, 2017	1,204	1,229,901
Hawker Beechcraft Acquisition Company LLC
Term Loan, 5.75%, Maturing February 14, 2020	11,236	11,268,775
IAP Worldwide Services, Inc.
Term Loan, 10.00%, Maturing December 31, 2015	5,035	3,927,283
Sequa Corporation
Term Loan, 5.25%, Maturing June 19, 2017	13,092	13,310,395
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	38,863	39,217,178
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	2,139	2,152,713
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	27,257	27,692,304
Wyle Services Corporation
Term Loan, 5.00%, Maturing March 27, 2017	1,229	1,239,487

		$119,355,277

Air Transport — 0.0%(2)
Evergreen International Aviation, Inc.
Term Loan, 0.00%, Maturing June 30, 2015(3)	2,369	$2,330,221

		$2,330,221

Automotive — 5.1%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 30, 2020	3,525	$3,573,469
Allison Transmission, Inc.
Term Loan, 3.21%, Maturing August 7, 2017	7,236	7,270,955
Term Loan, 4.25%, Maturing August 23, 2019	22,298	22,660,671
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017	1,181	1,198,721
Capital Automotive L.P.
Term Loan, Maturing April 10, 2019(4)	4,750	4,795,272
Chrysler Group LLC
Term Loan, 6.00%, Maturing May 24, 2017	48,207	49,024,032
Federal-Mogul Corporation
Term Loan, 2.14%, Maturing December 29, 2014	19,282	18,321,645
Term Loan, 2.14%, Maturing December 28, 2015	16,247	15,437,593

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019		34,075	$34,493,714
HHI Holdings LLC
Term Loan, 5.00%, Maturing October 5, 2018		11,782	11,914,670
Metaldyne Company LLC
Term Loan, 5.00%, Maturing December 18, 2018		14,464	14,771,105
Term Loan, 6.50%, Maturing December 18, 2018	EUR	2,494	3,308,776
Remy International, Inc.
Term Loan, 4.25%, Maturing March 5, 2020		2,386	2,394,454
SRAM, LLC
Term Loan, 4.00%, Maturing June 7, 2018		18,675	18,684,431
Tomkins LLC
Term Loan, 3.75%, Maturing September 29, 2016		16,378	16,644,418
Tower International Inc.
Term Loan, 5.75%, Maturing April 16, 2020		5,200	5,291,000
TriMas Corporation
Term Loan, 3.75%, Maturing October 10, 2019		3,706	3,738,806
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		948	958,459
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017		19,943	20,113,100

			$254,595,291

Beverage and Tobacco — 0.1%
Constellation Brands, Inc.
Term Loan, Maturing April 25, 2020(4)		5,550	$5,562,721

			$5,562,721

Building and Development — 1.2%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 20, 2020		10,925	$11,026,242
Armstrong World Industries, Inc.
Term Loan, 3.50%, Maturing March 16, 2020		4,475	4,502,038
Preferred Proppants, LLC
Term Loan, 9.00%, Maturing December 15, 2016		6,377	6,057,960
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016		7,361	7,471,321
Realogy Corporation
Term Loan, 6.20%, Maturing October 10, 2013		125	125,283
Term Loan, 4.45%, Maturing October 10, 2016		302	302,271
Term Loan, 4.50%, Maturing March 5, 2020		11,387	11,542,302
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		6,250	6,281,250

18	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019		3,592	$3,628,723
The Woodlands Land Development Company L.P.
Term Loan, 5.00%, Maturing March 7, 2014		4,352	4,286,574
Tishman Speyer U.S. Office, Inc.
Term Loan, 5.20%, Maturing January 8, 2014		4,925	4,981,145

			$60,205,109

Business Equipment and Services — 11.0%
ACCO Brands Corporation
Term Loan, 4.25%, Maturing April 30, 2019		896	$902,709
Acosta, Inc.
Term Loan, 5.00%, Maturing March 2, 2018		19,700	20,026,683
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017		16,520	16,736,544
Affinion Group, Inc.
Term Loan, 6.50%, Maturing October 10, 2016		11,762	11,589,782
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017		2,864	2,891,282
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015		1,510	1,529,799
Term Loan, 5.00%, Maturing February 21, 2015		16,970	16,884,955
Altisource Solutions S.a.r.l.
Term Loan, 5.75%, Maturing November 27, 2019		3,766	3,822,046
Audio Visual Services Group, Inc.
Term Loan, 6.75%, Maturing November 9, 2018		5,099	5,201,149
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017		4,475	4,486,182
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.25%, Maturing October 23, 2018		703	714,342
Term Loan, 6.25%, Maturing October 23, 2018		2,929	2,976,424
Brickman Group Holdings Inc.
Term Loan, 5.50%, Maturing October 14, 2016		13,512	13,680,824
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017		2,805	2,843,271
Catalina Marketing Corporation
Term Loan, 2.95%, Maturing October 1, 2014		977	982,178
CDW LLC
Term Loan, 3.50%, Maturing April 29, 2020		22,825	22,930,566
ClientLogic Corporation
Term Loan, 7.03%, Maturing January 30, 2017		3,293	3,268,148
Term Loan, Maturing January 30, 2017(4)	GBP	3,341	4,877,724
Corporate Executive Board Company, The
Term Loan, 5.00%, Maturing July 2, 2019		2,045	2,062,768

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		1,965	$1,984,776
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		11,970	11,997,435
DynCorp International LLC
Term Loan, 6.25%, Maturing July 7, 2016		1,767	1,781,895
Education Management LLC
Term Loan, 4.31%, Maturing June 1, 2016		4,946	4,125,811
Term Loan, 8.25%, Maturing March 29, 2018		9,991	8,673,999
EIG Investors Corp.
Term Loan, 6.25%, Maturing November 8, 2019		12,095	12,200,516
Term Loan - Second Lien, 10.25%, Maturing May 8, 2020		3,350	3,366,750
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		15,578	15,817,883
Garda World Security Corp.
Term Loan, 4.50%, Maturing November 13, 2019		1,692	1,721,101
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.75%, Maturing January 21, 2020	EUR	1,000	1,321,889
Term Loan, 4.00%, Maturing February 7, 2020		6,553	6,618,158
Genpact International, Inc.
Term Loan, 4.25%, Maturing August 30, 2019		15,845	16,112,785
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing December 17, 2018		21,212	21,367,426
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 31, 2019		3,591	3,633,643
IMS Health Incorporated
Term Loan, 3.75%, Maturing September 1, 2017		23,541	23,761,345
Term Loan, 4.25%, Maturing September 1, 2017	EUR	16,275	21,567,081
KAR Auction Services, Inc.
Term Loan, 3.75%, Maturing May 19, 2017		12,323	12,503,690
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		24,309	24,612,938
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		6,675	7,067,156
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		11,264	11,151,046
Meritas LLC
Term Loan, 7.50%, Maturing July 28, 2017		3,521	3,521,218
Mitchell International, Inc.
Term Loan, 3.81%, Maturing March 28, 2016		1,314	1,315,280
Term Loan - Second Lien, 5.56%, Maturing March 30, 2015		1,000	1,011,500
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018		9,478	9,631,774

19	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
National CineMedia, LLC
Term Loan, 3.45%, Maturing November 23, 2019		2,425	$2,443,187
Term Loan, Maturing November 26, 2019(4)		2,000	2,000,000
Quintiles Transnational Corp.
Term Loan, 4.50%, Maturing June 8, 2018		3,709	3,759,993
Term Loan, 4.50%, Maturing June 8, 2018		40,658	41,233,584
Renaissance Learning, Inc.
Term Loan, 5.75%, Maturing November 13, 2018		8,383	8,498,140
Sabre, Inc.
Term Loan, 5.25%, Maturing February 19, 2019		8,304	8,439,089
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		1,911	1,919,361
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		1,393	1,403,385
SunGard Data Systems, Inc.
Term Loan, 3.95%, Maturing February 28, 2017		6,702	6,751,102
Term Loan, 4.50%, Maturing January 31, 2020		12,268	12,457,700
Term Loan, 4.00%, Maturing March 8, 2020		42,300	42,894,865
SymphonyIRI Group, Inc.
Term Loan, 4.50%, Maturing December 1, 2017		4,441	4,496,496
Trans Union, LLC
Term Loan, 4.25%, Maturing February 10, 2019		13,851	14,045,306
Travelport LLC
Term Loan, 4.88%, Maturing August 21, 2015	EUR	740	965,149
Term Loan, 5.03%, Maturing August 21, 2015		7,292	7,290,748
Term Loan, 5.53%, Maturing August 21, 2015		1,964	1,963,906
Term Loan, 5.53%, Maturing August 21, 2015		2,507	2,506,438
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		347	350,632
Term Loan, 6.00%, Maturing July 28, 2017		2,266	2,290,379
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.25%, Maturing February 21, 2019		2,325	2,354,063
West Corporation
Term Loan, 4.25%, Maturing June 29, 2018		16,267	16,549,908

			$549,887,902

Cable and Satellite Television — 5.8%
Atlantic Broadband Finance, LLC
Term Loan, 4.50%, Maturing December 2, 2019		3,532	$3,594,064
BBHI Acquisition LLC
Term Loan, 4.50%, Maturing December 14, 2017		2,586	2,603,055
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018		2,290	2,323,843
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		30,394	30,655,206

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Charter Communications Operating, LLC
Term Loan, 3.45%, Maturing September 6, 2016		622	$624,796
Term Loan, 4.00%, Maturing May 15, 2019		10,915	10,957,951
Term Loan, Maturing April 10, 2020(4)		8,625	8,618,040
Term Loan, Maturing January 4, 2021(4)		4,600	4,604,793
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		7,653	7,698,059
CSC Holdings, Inc.
Term Loan, 2.70%, Maturing April 17, 2020		21,400	21,386,625
ION Media Networks, Inc.
Term Loan, 7.25%, Maturing July 31, 2018		5,014	5,089,337
Kabel Deutschland GMBH
Term Loan, 3.25%, Maturing February 1, 2019		6,698	6,744,948
Kabel Deutschland GmbH
Term Loan, 2.84%, Maturing April 17, 2020	EUR	4,500	5,953,686
Term Loan, Maturing June 30, 2020(4)	EUR	3,000	3,969,784
Lavena Holdings 4 GmbH
Term Loan, 2.62%, Maturing March 6, 2015	EUR	6,967	9,144,038
Term Loan, 3.00%, Maturing March 4, 2016	EUR	6,967	9,144,038
MCC Iowa LLC
Term Loan, 1.93%, Maturing January 30, 2015		1,842	1,844,631
Mediacom Broadband LLC
Term Loan, 4.50%, Maturing October 23, 2017		3,282	3,317,743
Mediacom Illinois, LLC
Term Loan, 1.68%, Maturing January 30, 2015		5,650	5,654,348
Term Loan, 4.50%, Maturing October 23, 2017		2,847	2,867,996
UPC Financing Partnership
Term Loan, 4.00%, Maturing January 29, 2021		4,375	4,424,219
Term Loan, 3.87%, Maturing March 26, 2021	EUR	25,812	34,261,530
Term Loan, 3.25%, Maturing June 30, 2021		26,709	26,683,890
Virgin Media Investment Holdings Limited
Term Loan, Maturing February 15, 2020(4)	GBP	12,450	19,584,968
Term Loan, Maturing February 17, 2020(4)		36,725	36,773,771
WaveDivision Holdings, LLC
Term Loan, 4.00%, Maturing October 15, 2019		3,267	3,305,181
YPSO Holding SA
Term Loan, Maturing December 31, 2015(4)	EUR	1,672	2,198,839
Term Loan, Maturing December 31, 2015(4)	EUR	3,197	4,205,601
Term Loan, 4.87%, Maturing June 6, 2016	EUR	1,377	1,821,662
Term Loan, 4.87%, Maturing June 6, 2016	EUR	2,009	2,657,552
Term Loan, 4.87%, Maturing June 6, 2016	EUR	6,000	7,937,490

			$290,651,684

20	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics — 3.8%
AI Chemical & Cy S.C.A.
Term Loan, 4.75%, Maturing August 31, 2019	EUR	1,775	$2,366,807
Term Loan, 4.50%, Maturing October 3, 2019		1,230	1,247,467
Term Loan, 4.50%, Maturing October 3, 2019		2,370	2,404,283
AZ Chemicals US Inc.
Term Loan, 5.25%, Maturing December 22, 2017		4,958	5,056,864
Chemtura Corporation
Term Loan, 5.50%, Maturing August 27, 2016		3,631	3,689,936
Eagle Spinco Inc.
Term Loan, 3.50%, Maturing January 27, 2017		1,993	2,032,886
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		6,752	6,802,757
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015		1,078	1,092,469
Huntsman International, LLC
Term Loan, 2.74%, Maturing April 19, 2017		3,467	3,490,725
Ineos US Finance LLC
Term Loan, 6.50%, Maturing May 4, 2018		35,386	35,895,076
Milacron LLC
Term Loan, 4.25%, Maturing March 28, 2020		6,843	6,907,098
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		255	259,665
Omnova Solutions Inc.
Term Loan, 4.25%, Maturing May 31, 2018		7,246	7,346,131
PQ Corporation
Term Loan, 4.50%, Maturing August 7, 2017		19,751	20,007,968
Schoeller Arca Systems Holding B.V.
Term Loan, 4.71%, Maturing November 16, 2015(5)	EUR	289	262,654
Term Loan, 4.71%, Maturing November 16, 2015(5)	EUR	824	748,875
Term Loan, 4.71%, Maturing November 16, 2015(5)	EUR	887	805,863
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		1,442	1,470,048
Taminco NV
Term Loan, 4.25%, Maturing February 15, 2019		3,960	4,012,051
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing February 8, 2018		18,050	18,348,962
U.S. Coatings Acquisition Inc.
Term Loan, 4.75%, Maturing February 3, 2020		32,475	32,935,073
Term Loan, 5.25%, Maturing February 3, 2020	EUR	4,000	5,342,115
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		26,562	26,762,928

			$189,288,701

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Clothing / Textiles — 0.2%
Phillips-Van Heusen Corporation
Term Loan, 3.25%, Maturing February 13, 2020		7,250	$7,323,406
Wolverine Worldwide, Inc.
Term Loan, 4.00%, Maturing July 31, 2019		3,477	3,525,044

			$10,848,450

Conglomerates — 2.0%
ISS Holdings A/S
Term Loan, Maturing March 15, 2018(4)		2,900	$2,932,022
Jason Incorporated
Term Loan, 5.00%, Maturing February 28, 2019		3,100	3,115,500
Rexnord LLC
Term Loan, 3.75%, Maturing April 2, 2018		27,695	28,012,474
RGIS Services, LLC
Term Loan, 4.53%, Maturing October 18, 2016		4,946	4,989,422
Term Loan, 5.50%, Maturing October 18, 2017		6,364	6,463,917
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		4,807	4,843,097
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		3,000	3,001,251
Spectrum Brands, Inc.
Term Loan, 4.50%, Maturing December 17, 2019		19,027	19,348,398
Term Loan, 5.03%, Maturing December 17, 2019	CAD	9,832	9,808,519
Walter Energy, Inc.
Term Loan, 5.75%, Maturing April 2, 2018		19,269	19,581,788

			$102,096,388

Containers and Glass Products — 1.8%
Berry Plastics Holding Corporation
Term Loan, 2.20%, Maturing April 3, 2015		17,486	$17,603,610
Term Loan, 3.50%, Maturing February 7, 2020		23,583	23,594,419
BWAY Corporation
Term Loan, 4.50%, Maturing August 7, 2017		15,835	16,072,842
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018		6,205	6,282,553
Reynolds Group Holdings Inc.
Term Loan, 4.75%, Maturing September 28, 2018		17,298	17,614,750
Sealed Air Corporation
Term Loan, 4.00%, Maturing October 3, 2018		614	624,919
TricorBraun, Inc.
Term Loan, 5.50%, Maturing May 3, 2018		7,032	7,093,391

			$88,886,484

21	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Cosmetics / Toiletries — 0.7%
Bausch & Lomb, Inc.
Term Loan, 5.25%, Maturing May 17, 2019	14,763	$14,885,693
Prestige Brands, Inc.
Term Loan, 3.75%, Maturing January 31, 2019	991	1,008,381
Revlon, Inc.
Term Loan, 4.00%, Maturing November 20, 2017	2,225	2,261,853
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020	17,375	17,570,469

		$35,726,396

Drugs — 0.7%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017	2,475	$2,507,484
Term Loan, 5.50%, Maturing February 10, 2017	8,271	8,350,659
Endo Health Solutions Inc.
Term Loan, 4.00%, Maturing June 18, 2018	229	230,023
Par Pharmaceutical Companies, Inc.
Term Loan, 4.25%, Maturing September 30, 2019	9,313	9,409,754
Warner Chilcott Company, LLC
Term Loan, 4.25%, Maturing March 15, 2018	1,865	1,895,602
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018	2,291	2,328,686
Term Loan, 4.25%, Maturing March 15, 2018	5,263	5,349,526
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018	4,148	4,215,489

		$34,287,223

Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 4.25%, Maturing October 9, 2019	24,913	$25,249,829
Envirotest Systems Holding Corp.
Term Loan - Second Lien, 15.50%, Maturing March 31, 2017(5)	21	21,362
Progressive Waste Solutions Ltd.
Term Loan, 3.50%, Maturing October 24, 2019	2,294	2,325,080

		$27,596,271

Electronics / Electrical — 8.2%
Aeroflex Incorporated
Term Loan, 5.75%, Maturing May 9, 2018	15,202	$15,444,335
Aspect Software, Inc.
Term Loan, 7.00%, Maturing May 6, 2016	8,996	9,148,078
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	19,523	19,810,663

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018	1,256	$1,263,548
CommScope, Inc.
Term Loan, 3.75%, Maturing January 12, 2018	13,318	13,509,105
CompuCom Systems, Inc.
Term Loan, 6.50%, Maturing October 4, 2018	8,853	8,915,517
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018	2,654	2,670,444
Dell Inc.
Term Loan, Maturing February 28, 2014(4)	15,025	15,025,000
Term Loan - Second Lien, Maturing February 5, 2021(4)	9,375	9,375,000
DG FastChannel, Inc.
Term Loan, 7.25%, Maturing July 26, 2018	11,027	10,923,976
Eagle Parent, Inc.
Term Loan, 4.50%, Maturing May 16, 2018	8,384	8,530,269
Edwards (Cayman Islands II) Limited
Term Loan, 4.75%, Maturing March 26, 2020	14,325	14,405,578
Eze Castle Software Inc.
Term Loan, 5.00%, Maturing April 6, 2020	2,600	2,636,834
Term Loan - Second Lien, 8.75%, Maturing February 22, 2021	2,000	2,046,250
Freescale Semiconductor, Inc.
Term Loan, 5.00%, Maturing March 2, 2020	16,350	16,572,262
Hyland Software, Inc.
Term Loan, 5.50%, Maturing October 25, 2019	1,546	1,559,654
Infor (US), Inc.
Term Loan, 5.25%, Maturing April 5, 2018	43,394	44,171,332
Internet Brands, Inc.
Term Loan, 6.25%, Maturing March 15, 2019	7,125	7,173,984
Magic Newco LLC
Term Loan, 7.25%, Maturing December 12, 2018	12,131	12,370,211
Microsemi Corporation
Term Loan, 3.75%, Maturing February 19, 2020	7,553	7,650,490
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017	11,834	12,126,153
Term Loan, 4.75%, Maturing January 11, 2020	16,429	16,853,231
Rovi Solutions Corporation
Term Loan, 3.50%, Maturing March 29, 2019	10,600	10,692,750
RP Crown Parent, LLC
Term Loan, 6.75%, Maturing December 21, 2018	21,746	22,285,745
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019	2,850	3,028,125
SafeNet Inc.
Term Loan, 2.70%, Maturing April 12, 2014	738	740,008

22	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Semtech Corporation
Term Loan, 5.50%, Maturing March 20, 2017	1,064	$1,074,560
Sensata Technologies Finance Company, LLC
Term Loan, 3.75%, Maturing May 11, 2018	5,543	5,617,793
Serena Software, Inc.
Term Loan, 4.20%, Maturing March 10, 2016	10,397	10,461,948
Term Loan, 5.00%, Maturing March 10, 2016	900	906,000
Shield Finance Co. S.A.R.L.
Term Loan, 6.50%, Maturing May 10, 2019	6,557	6,646,874
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	8,512	8,639,212
SkillSoft Corporation
Term Loan, 5.00%, Maturing May 26, 2017	7,073	7,214,606
Sophia, L.P.
Term Loan, 4.50%, Maturing July 19, 2018	7,835	7,949,739
Spansion LLC
Term Loan, 5.25%, Maturing December 11, 2018	7,131	7,222,867
SS&C Technologies Inc.
Term Loan, 5.00%, Maturing June 7, 2019	1,100	1,110,084
Term Loan, 5.00%, Maturing June 7, 2019	8,655	8,730,593
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018	8,346	8,471,274
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	4,650	4,731,375
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	2,062	2,071,438
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 2, 2019	17,475	17,649,750
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 24, 2019	7,332	7,423,270
Term Loan - Second Lien, 9.25%, Maturing April 24, 2020	3,250	3,315,000
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	13,344	13,493,768

		$411,658,693

Equipment Leasing — 0.6%
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	12,294	$12,417,129
Delos Aircraft Inc.
Term Loan, 4.75%, Maturing April 12, 2016	4,450	4,494,500
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	14,500	14,645,000

		$31,556,629

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries — 4.7%
American Capital Holdings, Inc.
Term Loan, 5.50%, Maturing August 22, 2016	7,775	$7,906,203
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 14, 2017	7,981	8,080,976
CB Richard Ellis Services, Inc.
Term Loan, 2.95%, Maturing March 29, 2021	1,250	1,259,375
Citco Funding LLC
Term Loan, 4.25%, Maturing May 23, 2018	15,984	16,044,439
Clipper Acquisitions Corp.
Term Loan, 4.00%, Maturing February 6, 2020	10,029	10,128,911
First Data Corporation
Term Loan, 4.20%, Maturing March 24, 2017	6,000	5,998,128
Term Loan, 4.20%, Maturing March 23, 2018	16,755	16,720,663
Term Loan, 4.20%, Maturing September 24, 2018	20,150	20,099,625
Geo Group, Inc. (The)
Term Loan, 3.25%, Maturing March 31, 2020	1,150	1,160,781
Grosvenor Capital Management Holdings, LLP
Term Loan, 2.25%, Maturing December 5, 2013	970	931,060
Term Loan, 4.25%, Maturing December 5, 2016	2,768	2,757,943
Hamilton Lane Advisors, LLC
Term Loan, 5.25%, Maturing February 23, 2018	4,449	4,481,960
Harbourvest Partners, LLC
Term Loan, 4.75%, Maturing November 21, 2017	3,971	4,000,782
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	4,008	4,032,782
LPL Holdings, Inc.
Term Loan, 2.70%, Maturing March 29, 2017	2,043	2,049,138
Term Loan, 4.00%, Maturing March 29, 2019	8,514	8,596,484
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	8,931	9,131,621
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 31, 2020	3,868	3,899,919
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 20, 2020	11,502	11,616,753
Nuveen Investments, Inc.
Term Loan, 4.20%, Maturing May 13, 2017	33,237	33,687,334
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	16,275	16,569,984
Oz Management LP
Term Loan, 1.70%, Maturing November 15, 2016	10,965	10,245,684
RJO Holdings Corp.
Term Loan, 6.20%, Maturing December 10, 2015(5)	23	18,533
Term Loan, 6.95%, Maturing December 10, 2015(5)	711	557,946

23	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
RPI Finance Trust
Term Loan, 3.50%, Maturing May 9, 2018		7,686	$7,774,923
Term Loan, 4.00%, Maturing November 9, 2018		6,030	6,087,891
Sesac Holdco II, LLC
Term Loan, 6.00%, Maturing February 8, 2019		2,494	2,534,273
Transfirst Holdings, Inc.
Term Loan, 6.25%, Maturing December 27, 2017		5,736	5,800,151
Vantiv, LLC
Term Loan, 3.75%, Maturing March 27, 2019		1,238	1,244,075
Walter Investment Management Corp.
Term Loan, 5.75%, Maturing November 28, 2017		11,081	11,284,524

			$234,702,861

Food Products — 5.8%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		13,017	$13,220,772
American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 16, 2018		1,571	1,555,048
Autobar BV (Acorn 3 BV)
Term Loan, 5.32%, Maturing October 31, 2019	EUR	8,350	10,915,206
Blue Buffalo Company, Ltd.
Term Loan, 4.75%, Maturing August 8, 2019		11,240	11,377,466
Clearwater Seafoods Limited Partnership
Term Loan, 6.75%, Maturing June 6, 2018		3,784	3,817,606
Del Monte Foods Company
Term Loan, 4.00%, Maturing March 8, 2018		39,210	39,573,895
Dole Food Company Inc.
Term Loan, Maturing April 1, 2020(4)		21,375	21,548,672
Hearthside Food Solutions, LLC
Term Loan, 6.50%, Maturing June 7, 2018		4,441	4,485,884
High Liner Foods Incorporated
Term Loan, 4.75%, Maturing December 31, 2017		3,239	3,279,712
HJ Heinz Co.
Term Loan, Maturing March 27, 2020(4)		64,725	65,394,515
Iglo Foods Midco Limited
Term Loan, 5.12%, Maturing January 31, 2018	EUR	5,500	7,332,261
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018		16,336	16,437,659
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		5,636	5,731,068
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		49,959	50,583,917
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020		30,800	30,992,377

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food Products (continued)
Windsor Quality Food Company Ltd.
Term Loan, 5.00%, Maturing February 16, 2017	4,671	$4,714,636

		$290,960,694

Food Service — 5.9%
Aramark Corporation
Term Loan, 3.70%, Maturing July 26, 2016	441	$446,058
Term Loan, 3.70%, Maturing July 26, 2016	918	927,357
Term Loan, 3.70%, Maturing July 26, 2016	42,966	43,381,649
Term Loan, 3.75%, Maturing July 26, 2016	5,581	5,640,206
Term Loan, 4.00%, Maturing September 9, 2019	14,600	14,812,853
Brasa Holdings, Inc.
Term Loan, 7.50%, Maturing July 19, 2019	1,766	1,788,201
Buffets, Inc.
Term Loan, 0.16%, Maturing April 22, 2015(5)	269	269,284
Burger King Corporation
Term Loan, 3.75%, Maturing September 27, 2019	11,144	11,298,902
Centerplate, Inc.
Term Loan, 5.75%, Maturing October 15, 2018	3,557	3,601,589
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017	5,001	5,082,663
Dunkin’ Brands, Inc.
Term Loan, 3.75%, Maturing February 14, 2020	34,502	34,912,126
Landry’s, Inc.
Term Loan, 4.75%, Maturing April 24, 2018	19,280	19,581,251
NPC International, Inc.
Term Loan, 4.50%, Maturing December 28, 2018	4,764	4,841,254
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019	35,957	36,211,676
P.F. Chang’s China Bistro Inc.
Term Loan, 5.25%, Maturing July 2, 2019	3,163	3,226,123
Sagittarius Restaurants, LLC
Term Loan, 7.25%, Maturing October 1, 2018	4,750	4,797,500
US Foods, Inc.
Term Loan, 5.75%, Maturing March 31, 2017	4,326	4,377,680
Term Loan, 5.75%, Maturing March 31, 2017	30,908	31,356,547
Weight Watchers International, Inc.
Term Loan, 3.75%, Maturing April 2, 2020	43,525	43,497,797
Wendy’s International, Inc.
Term Loan, 4.75%, Maturing May 15, 2019	24,758	24,935,583

		$294,986,299

24	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food / Drug Retailers — 3.5%
Albertson’s, LLC
Term Loan, 5.75%, Maturing March 21, 2016		16,525	$16,753,508
Alliance Boots Holdings Limited
Term Loan, 3.58%, Maturing July 10, 2017	EUR	4,249	5,608,940
Term Loan, 3.99%, Maturing July 10, 2017	GBP	39,200	60,948,428
General Nutrition Centers, Inc.
Term Loan, 3.75%, Maturing March 2, 2018		29,635	29,968,288
Iceland Foods Group Limited
Term Loan, 4.67%, Maturing April 12, 2019	EUR	2,725	3,643,267
Pantry, Inc. (The)
Term Loan, 5.75%, Maturing August 2, 2019		1,716	1,746,369
Rite Aid Corporation
Term Loan, 4.00%, Maturing February 21, 2020		29,400	29,793,225
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		15,325	15,931,609
Supervalu Inc.
Term Loan, 6.25%, Maturing March 21, 2019		12,775	12,987,921

			$177,381,555

Forest Products — 0.3%
Ranpak Corporation
Term Loan, Maturing April 10, 2019(4)	EUR	3,000	$4,000,237
Term Loan, Maturing April 23, 2019(4)		5,826	5,898,401
SIG Euro Holding AG & Co. KG
Term Loan, 5.00%, Maturing September 28, 2018	EUR	2,736	3,638,038

			$13,536,676

Health Care — 13.2%
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		1,238	$1,256,836
Term Loan, 4.25%, Maturing June 30, 2017		2,493	2,532,397
Term Loan, 4.25%, Maturing June 30, 2017		15,723	15,968,741
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		7,095	7,127,934
Alliance Healthcare Services, Inc.
Term Loan, 7.25%, Maturing June 1, 2016		9,660	9,756,101
Apria Healthcare Group I
Term Loan, 6.75%, Maturing April 5, 2020		3,575	3,585,614
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		10,026	10,201,582
ATI Holdings, Inc.
Term Loan, 5.75%, Maturing December 20, 2019		2,369	2,409,040
Biomet Inc.
Term Loan, 3.97%, Maturing July 25, 2017		36,068	36,586,545

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
BSN Medical Acquisition Holding GmbH
Term Loan, 5.00%, Maturing August 28, 2019	4,714	$4,772,950
Catalent Pharma Solutions Inc.
Term Loan, 3.70%, Maturing September 15, 2016	7,985	8,060,193
Term Loan, 4.25%, Maturing September 15, 2017	12,301	12,450,645
CHG Buyer Corporation
Term Loan, 5.00%, Maturing November 22, 2019	11,286	11,479,120
Community Health Systems, Inc.
Term Loan, 3.79%, Maturing January 25, 2017	24,185	24,457,431
Convatec Inc.
Term Loan, 5.00%, Maturing December 22, 2016	3,551	3,620,009
CRC Health Corporation
Term Loan, 4.78%, Maturing November 16, 2015	7,503	7,559,192
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016	6,493	6,574,170
Term Loan, 4.00%, Maturing November 1, 2019	21,546	21,824,245
DJO Finance LLC
Term Loan, 4.75%, Maturing September 15, 2017	15,844	16,121,076
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018	9,861	9,657,579
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018	18,175	18,316,022
Emergency Medical Services Corporation
Term Loan, 4.00%, Maturing May 25, 2018	31,673	32,132,004
Fresenius US Finance I Inc.
Term Loan, 3.25%, Maturing September 10, 2014	350	351,826
Term Loan, 3.25%, Maturing September 10, 2014	613	615,915
Grifols Inc.
Term Loan, 4.25%, Maturing June 1, 2017	20,090	20,364,099
Hanger Orthopedic Group, Inc.
Term Loan, 4.00%, Maturing December 1, 2016	3,381	3,415,186
HCA, Inc.
Term Loan, 3.53%, Maturing March 31, 2017	24,936	25,038,592
Term Loan, 2.95%, Maturing May 1, 2018	23,913	24,002,459
Health Management Associates, Inc.
Term Loan, 3.50%, Maturing November 16, 2018	17,934	18,133,817
Hologic Inc.
Term Loan, 4.50%, Maturing August 1, 2019	13,803	14,006,666
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018	16,904	17,165,498
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016	6,837	6,790,941
Term Loan, 7.75%, Maturing May 15, 2018	6,084	6,053,227

25	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018	3,292	$3,326,725
Term Loan, 5.25%, Maturing June 1, 2018	4,061	4,104,583
Kinetic Concepts, Inc.
Term Loan, 5.50%, Maturing May 4, 2018	30,787	31,383,512
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	2,184	2,240,817
Lifepoint Hospitals, Inc.
Term Loan, 2.70%, Maturing July 24, 2017	4,364	4,401,340
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	2,819	2,849,349
Medpace, Inc.
Term Loan, 5.50%, Maturing June 16, 2017	2,998	3,020,433
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing October 9, 2017	3,705	3,733,053
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing October 26, 2017	2,695	2,735,158
Multiplan, Inc.
Term Loan, 4.00%, Maturing August 25, 2017	18,897	19,141,135
MX USA, Inc.
Term Loan, 6.50%, Maturing April 28, 2017	4,653	4,676,265
One Call Medical, Inc.
Term Loan, 5.50%, Maturing August 16, 2019	8,308	8,375,755
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing February 25, 2017	6,381	6,438,721
Pharmaceutical Product Development, Inc.
Term Loan, 4.25%, Maturing December 5, 2018	31,045	31,536,996
Physiotherapy Associates Holdings, Inc.
Term Loan, 6.00%, Maturing April 30, 2018	2,895	2,851,083
Radnet Management, Inc.
Term Loan, 4.26%, Maturing October 10, 2018	13,181	13,300,081
Sage Products, Inc.
Term Loan, 4.25%, Maturing December 13, 2019	7,900	7,988,875
Select Medical Corporation
Term Loan, 3.54%, Maturing February 13, 2016	4,439	4,494,361
Term Loan, 5.50%, Maturing June 1, 2018	11,518	11,661,423
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018	2,557	2,593,451
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 15, 2020	2,200	2,227,500
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018	8,670	8,759,095
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 1, 2019	7,040	7,149,529

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016		1,521	$1,538,007
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing February 13, 2019		20,228	20,490,770
Term Loan, 3.50%, Maturing December 11, 2019		18,953	19,192,363
Vanguard Health Holding Company II, LLC
Term Loan, 3.75%, Maturing January 29, 2016		5,692	5,774,510
VWR Funding, Inc.
Term Loan, 4.20%, Maturing April 3, 2017		16,506	16,701,637
Term Loan, 4.45%, Maturing April 3, 2017		7,043	7,143,829
Term Loan, 4.62%, Maturing April 3, 2017	EUR	1,227	1,627,991

			$663,845,999

Home Furnishings — 0.6%
Oreck Corporation
Term Loan - Second Lien, 3.78%, Maturing March 19, 2016(5)		237	$217,327
Serta Simmons Holdings, LLC
Term Loan, 5.00%, Maturing October 1, 2019		18,653	18,938,048
Sofia III S.a.r.l.
Term Loan, 2.62%, Maturing June 24, 2016	EUR	1,872	2,370,980
Tempur-Pedic International Inc.
Term Loan, 5.00%, Maturing December 12, 2019		8,504	8,655,163

			$30,181,518

Industrial Equipment — 1.8%
Alliance Laundry Systems LLC
Term Loan, 4.50%, Maturing December 7, 2018		5,257	$5,322,507
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing February 1, 2020		15,439	15,668,263
Colfax Corporation
Term Loan, 3.25%, Maturing January 11, 2019		7,332	7,405,858
Excelitas Technologies Corp.
Term Loan, 5.00%, Maturing November 23, 2016		5,915	5,944,092
Generac Power Systems, Inc.
Term Loan, 6.25%, Maturing May 30, 2018		5,052	5,152,601
Grede LLC
Term Loan, 7.00%, Maturing April 3, 2017		7,118	7,153,284
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 29, 2018		16,192	16,499,127
Kion Group GMBH
Term Loan, 3.87%, Maturing December 29, 2015(6)	EUR	1,067	1,409,108
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		372	377,819

26	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Neenah Foundry Company
Term Loan, Maturing October 12, 2016(4)	3,100	$3,084,500
Schaeffler AG
Term Loan, 4.25%, Maturing January 27, 2017	4,650	4,723,214
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019	8,134	8,175,170
Terex Corporation
Term Loan, 4.50%, Maturing April 28, 2017	7,129	7,217,330
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018	1,469	1,486,269

		$89,619,142

Insurance — 3.9%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019	17,681	$17,929,331
AmWINS Group, Inc.
Term Loan, 5.00%, Maturing September 6, 2019	19,451	19,688,322
Applied Systems, Inc.
Term Loan, 4.25%, Maturing June 8, 2017	7,748	7,835,467
Asurion LLC
Term Loan, 4.50%, Maturing May 24, 2019	61,032	61,893,295
CCC Information Services, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	6,010	6,115,112
CNO Financial Group, Inc.
Term Loan, 5.00%, Maturing September 20, 2018	23,392	23,757,872
Compass Investors Inc.
Term Loan, 5.25%, Maturing December 27, 2019	17,082	17,324,191
Cooper Gay Swett & Crawford Ltd.
Term Loan, Maturing April 6, 2020(4)	3,050	3,081,772
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019	6,010	6,130,136
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020	3,000	3,097,500
Hub International Limited
Term Loan, 3.71%, Maturing June 13, 2017	23,760	24,027,780
Sedgwick CMS Holdings, Inc.
Term Loan, 4.00%, Maturing December 30, 2016	2,978	3,015,617

		$193,896,395

Leisure Goods / Activities / Movies — 3.6%
AMC Entertainment, Inc.
Term Loan, Maturing April 30, 2020(4)	15,775	$15,735,562
Bombardier Recreational Products, Inc.
Term Loan, 5.00%, Maturing January 30, 2019	33,333	33,728,829

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020		10,810	$10,928,922
Cedar Fair, L.P.
Term Loan, 3.25%, Maturing March 6, 2020		4,100	4,155,067
Cinemark USA, Inc.
Term Loan, 3.20%, Maturing December 18, 2019		3,616	3,655,489
ClubCorp Club Operations, Inc.
Term Loan, 5.00%, Maturing November 30, 2016		7,483	7,619,068
Dave & Buster’s, Inc.
Term Loan, 5.50%, Maturing June 1, 2016		1,115	1,121,052
Delta 2 (LUX) S.a.r.l.
Term Loan, 6.00%, Maturing April 30, 2019		6,262	6,377,753
Equinox Holdings, Inc.
Term Loan, 4.50%, Maturing January 31, 2020		5,750	5,821,875
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019		3,025	3,041,940
Kasima, LLC
Term Loan, 3.95%, Maturing March 10, 2015		3,820	3,834,551
Term Loan, 5.00%, Maturing March 31, 2017		4,956	4,974,764
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016		10,499	10,654,159
LodgeNet Interactive Corp.
Term Loan, 6.75%, Maturing March 31, 2018		895	694,990
Merlin Entertainment Group Luxembourg 2 S.a.r.l.
Term Loan, 4.45%, Maturing July 21, 2017		4,224	4,266,089
Regal Cinemas, Inc.
Term Loan, 2.73%, Maturing August 23, 2017		6,131	6,180,076
Revolution Studios Distribution Company, LLC
Term Loan, 3.95%, Maturing December 21, 2014(5)		2,589	2,168,262
Term Loan - Second Lien, 7.20%, Maturing June 21, 2015(5)		2,825	1,504,312
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.00%, Maturing August 17, 2017		17,825	18,008,431
Six Flags Theme Parks, Inc.
Term Loan, 4.00%, Maturing December 20, 2018		4,778	4,856,024
Town Sports International Inc.
Term Loan, 5.75%, Maturing May 11, 2018		8,960	9,102,318
Vue Entertainment Investment Limited
Term Loan, 5.51%, Maturing December 21, 2017	GBP	3,000	4,681,896
WMG Acquisition Corp.
Term Loan, 5.25%, Maturing November 1, 2018		2,419	2,457,681
Zuffa LLC
Term Loan, 4.50%, Maturing February 25, 2020		16,583	16,707,813

			$182,276,923

27	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos — 2.3%
Affinity Gaming, LLC
Term Loan, 5.50%, Maturing November 9, 2017		2,505	$2,552,322
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 16, 2018		5,700	5,746,698
Caesars Entertainment Operating Company
Term Loan, 9.50%, Maturing October 31, 2016		4,256	4,345,546
Term Loan, 5.45%, Maturing January 26, 2018		23,242	21,155,348
Gala Group LTD
Term Loan, 5.50%, Maturing May 25, 2018	GBP	21,725	33,812,803
Las Vegas Sands LLC
Term Loan, 2.70%, Maturing November 23, 2016		1,537	1,542,353
Term Loan, 2.70%, Maturing November 23, 2016		6,086	6,106,457
MGM Resorts International
Term Loan, 3.28%, Maturing December 20, 2017		10,973	11,017,081
Term Loan, 4.25%, Maturing December 20, 2019		16,466	16,746,407
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018		1,511	1,529,751
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019		4,480	4,516,148
Seminole Tribe of Florida
Term Loan, 3.00%, Maturing April 20, 2020		4,200	4,234,755
Tropicana Entertainment Inc.
Term Loan, 7.50%, Maturing March 16, 2018		396	400,950

			$113,706,619

Nonferrous Metals / Minerals — 1.2%
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018		18,841	$19,167,109
Constellium Holdco B.V.
Term Loan, 6.25%, Maturing March 25, 2020		3,075	3,174,937
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017		12,868	13,017,254
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		4,628	4,686,103
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		12,024	12,234,057
Oxbow Carbon and Mineral Holdings LLC
Term Loan, 3.70%, Maturing May 8, 2016		2,904	2,919,440
United Distribution Group, Inc.
Term Loan, 7.50%, Maturing October 9, 2018		5,109	4,891,676
Term Loan - Second Lien, 12.50%, Maturing April 12, 2019		1,250	1,193,750

			$61,284,326

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas — 3.6%
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	386	$390,169
Term Loan, 9.00%, Maturing June 23, 2017	5,064	5,177,812
Crestwood Holdings LLC
Term Loan, 9.75%, Maturing March 26, 2018	5,192	5,304,759
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	6,038	6,051,293
Term Loan, 4.00%, Maturing April 23, 2020	9,662	9,682,069
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017	8,595	8,652,079
Frac Tech International LLC
Term Loan, 8.50%, Maturing May 6, 2016	9,405	9,294,947
Gibson Energy ULC
Term Loan, 4.75%, Maturing June 15, 2018	8,440	8,576,896
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	39,136	39,608,840
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	10,001	10,100,505
Plains Exploration & Production
Term Loan, 4.00%, Maturing November 30, 2019	13,600	13,654,400
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	2,900	2,929,000
Samson Investment Company
Term Loan - Second Lien, 6.00%, Maturing September 25, 2018	6,525	6,610,641
Sheridan Production Partners I, LLC
Term Loan, 5.00%, Maturing September 14, 2019	12,464	12,671,525
Term Loan, 5.00%, Maturing September 25, 2019	1,009	1,025,593
Term Loan, 5.00%, Maturing September 25, 2019	1,652	1,679,081
Tallgrass Operations, LLC
Term Loan, 1.00%, Maturing November 13, 2017(7)	7,500	7,546,875
Term Loan, 5.71%, Maturing November 13, 2018	17,905	18,121,473
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	15,561	15,811,081

		$182,889,038

Publishing — 3.9%
Ascend Learning, Inc.
Term Loan, 7.00%, Maturing May 23, 2017	13,415	$13,411,652
Aster Zweite Beteiligungs GmbH
Term Loan, 5.55%, Maturing December 31, 2014	2,251	2,268,648
Term Loan, 5.55%, Maturing December 31, 2014	3,440	3,453,668
Term Loan, 5.55%, Maturing December 31, 2014	3,518	3,532,250
Term Loan, 7.98%, Maturing June 30, 2016	1,296	1,248,222

28	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Publishing (continued)
Black Press US Partnership
Term Loan, 2.29%, Maturing August 2, 2013		363	$360,776
Term Loan, 2.29%, Maturing August 2, 2013		597	594,219
Cengage Learning Acquisitions, Inc.
Term Loan, 2.70%, Maturing July 3, 2014		3,028	2,371,265
GateHouse Media Operating, Inc.
Term Loan, 2.20%, Maturing August 28, 2014		2,014	738,285
Term Loan, 2.20%, Maturing August 28, 2014		4,727	1,732,264
Term Loan, 2.45%, Maturing August 28, 2014		4,128	1,512,763
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		31,770	32,271,743
Instant Web, Inc.
Term Loan, 3.57%, Maturing August 7, 2014		401	292,935
Term Loan, 3.57%, Maturing August 7, 2014		3,849	2,810,106
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018		22,452	22,732,273
John Henry Holdings, Inc.
Term Loan, 6.00%, Maturing December 6, 2018		2,968	3,023,204
Laureate Education, Inc.
Term Loan, 5.25%, Maturing June 18, 2018		38,473	38,842,053
McGraw-Hill Global Education Holdings, LLC
Term Loan, 9.00%, Maturing March 22, 2019		4,975	4,967,537
MediaNews Group Inc.
Term Loan, 8.50%, Maturing March 19, 2014		213	215,489
Merrill Communications, LLC
Term Loan, 7.25%, Maturing March 8, 2018		4,165	4,206,208
Nelson Education Ltd.
Term Loan, 2.78%, Maturing July 3, 2014		1,433	1,167,763
Newspaper Holdings Inc.
Term Loan, 1.81%, Maturing June 30, 2014		6,938	6,669,843
Nielsen Finance LLC
Term Loan, 2.95%, Maturing May 2, 2016		16,006	16,230,001
Penton Media, Inc.
Term Loan, 6.00%, Maturing August 1, 2014		1,751	1,697,382
Source Interlink Companies, Inc.
Term Loan, 15.00%, Maturing March 18, 2014(5)(6)		805	133,986
Term Loan - Second Lien, 10.75%, Maturing June 18, 2013(5)		884	692,360
Springer Science+Business Media S.A.
Term Loan, 4.20%, Maturing June 17, 2016		2,708	2,713,418
Term Loan, 4.12%, Maturing July 21, 2016	EUR	3,000	3,961,550
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014		62	60,867
Term Loan, 8.00%, Maturing September 29, 2014		167	163,402

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Publishing (continued)
Trader Media Corporation Limited
Term Loan, Maturing June 8, 2017(4)	GBP	4,000	$6,153,856
Tribune Company
Term Loan, 4.00%, Maturing December 31, 2019		14,963	15,164,419

			$195,394,407

Radio and Television — 3.0%
Clear Channel Communications, Inc.
Term Loan, 3.85%, Maturing January 29, 2016		10,704	$9,834,725
Cumulus Media Holdings Inc.
Term Loan, 4.50%, Maturing September 17, 2018		25,542	26,033,127
Entercom Radio, LLC
Term Loan, 5.02%, Maturing November 23, 2018		4,814	4,904,268
Foxco Acquisition Sub, LLC
Term Loan, 5.50%, Maturing July 14, 2017		15,283	15,565,995
Gray Television, Inc.
Term Loan, 4.75%, Maturing October 15, 2019		5,952	6,041,765
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 28, 2017		2,016	2,053,988
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		8,513	8,598,119
Local TV Finance, LLC
Term Loan, 4.20%, Maturing May 7, 2015		4,712	4,770,923
Mission Broadcasting, Inc.
Term Loan, 4.50%, Maturing December 3, 2019		1,961	1,997,914
Nexstar Broadcasting, Inc.
Term Loan, 4.50%, Maturing December 3, 2019		4,639	4,725,836
Nine Entertainment Group Limited
Term Loan, 3.50%, Maturing February 5, 2020		11,975	12,077,290
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		3,902	4,009,230
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		2,505	2,530,429
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020		3,850	3,881,281
Tyrol Acquisitions 2 SAS
Term Loan, 4.12%, Maturing January 29, 2016	EUR	1,010	1,252,454
Term Loan, 4.12%, Maturing January 29, 2016	EUR	1,010	1,252,455
Univision Communications Inc.
Term Loan, 4.75%, Maturing March 2, 2020		32,516	32,884,786
Weather Channel
Term Loan, 3.50%, Maturing February 13, 2017		9,535	9,685,313

			$152,099,898

29	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) — 5.1%
99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019		15,504	$15,733,122
B&M Retail Limited
Term Loan, Maturing February 18, 2019(4)	GBP	2,000	3,075,632
Term Loan, 5.99%, Maturing February 18, 2020	GBP	6,650	10,359,908
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing November 20, 2019		16,890	17,096,381
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		8,105	8,231,274
Douglas Holding AG
Term Loan, 5.72%, Maturing December 20, 2019	EUR	4,200	5,568,068
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		4,226	4,295,702
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		4,217	4,259,453
Harbor Freight Tools USA, Inc.
Term Loan, 5.50%, Maturing November 14, 2017		3,102	3,149,637
J Crew Group, Inc.
Term Loan, 4.00%, Maturing March 7, 2018		20,913	21,144,708
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		18,915	19,135,291
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		17,625	17,820,126
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018		3,111	3,188,391
Neiman Marcus Group, Inc. (The)
Term Loan, 4.00%, Maturing May 16, 2018		36,250	36,592,671
Ollie’s Bargain Outlet, Inc.
Term Loan, 5.25%, Maturing September 27, 2019		4,065	4,105,461
Party City Holdings Inc.
Term Loan, 4.25%, Maturing July 29, 2019		22,337	22,557,605
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 5.00%, Maturing October 11, 2018		1,995	2,029,863
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		12,260	12,447,704
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		5,112	5,060,868
Term Loan, 4.25%, Maturing August 7, 2019		1,045	1,036,914
ServiceMaster Company
Term Loan, 4.25%, Maturing January 31, 2017		12,526	12,646,113
Term Loan, 4.46%, Maturing January 31, 2017		10,726	10,824,811
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		3,315	3,231,025

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Vivarte SA
Term Loan, 2.33%, Maturing March 9, 2015	EUR	2,640	$3,130,193
Term Loan, 2.83%, Maturing March 8, 2016	EUR	2,640	3,130,193
Term Loan - Second Lien, 3.83%, Maturing September 8, 2016	EUR	22	22,135
Term Loan - Second Lien, 3.83%, Maturing September 8, 2016	EUR	154	154,943
Term Loan - Second Lien, 3.83%, Maturing September 8, 2016	EUR	1,582	1,593,696
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		4,611	4,674,021

			$256,295,909

Steel — 2.3%
Ameriforge Group, Inc.
Term Loan, 6.00%, Maturing December 19, 2019		8,030	$8,160,361
Term Loan - Second Lien, 8.75%, Maturing December 18, 2020		2,000	2,065,000
Essar Steel Algoma, Inc.
Term Loan, 8.75%, Maturing September 19, 2014		11,965	12,229,095
FMG America Finance, Inc.
Term Loan, 5.25%, Maturing October 18, 2017		52,934	53,879,056
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017		4,015	4,063,450
Term Loan, 5.00%, Maturing June 30, 2017	GBP	1,995	3,128,373
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		4,718	4,779,684
Patriot Coal Corporation
DIP Loan, 9.25%, Maturing October 4, 2013		8,250	8,193,281
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		1,747	1,755,507
Waupaca Foundry, Inc.
Term Loan, 4.75%, Maturing June 29, 2017		12,111	12,186,571
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		2,512	2,550,061

			$112,990,439

Surface Transport — 1.0%
Avis Budget Car Rental, LLC
Term Loan, 3.75%, Maturing March 15, 2019		3,400	$3,453,125
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018		9,600	9,528,000
Term Loan, 3.00%, Maturing March 11, 2018		16,367	16,453,584
Term Loan, 3.75%, Maturing March 11, 2018		15,785	15,995,905

30	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Surface Transport (continued)
Swift Transportation Co., Inc.
Term Loan, 4.00%, Maturing December 21, 2017		3,178	$3,236,021

			$48,666,635

Telecommunications — 4.9%
Alaska Communications Systems Holdings, Inc.
Term Loan, 5.75%, Maturing October 21, 2016		2,566	$2,538,251
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		27,000	27,088,587
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		2,456	2,480,813
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing October 10, 2019		13,067	13,152,187
Term Loan, 4.75%, Maturing March 9, 2020		19,475	19,608,891
Crown Castle International Corporation
Term Loan, 3.25%, Maturing January 31, 2019		8,339	8,389,421
Intelsat Jackson Holdings Ltd.
Term Loan, 4.25%, Maturing April 2, 2018		50,994	51,800,910
IPC Systems, Inc.
Term Loan, 2.76%, Maturing May 31, 2014	GBP	166	252,687
MetroPCS Wireless, Inc.
Term Loan, 4.88%, Maturing March 16, 2018		29,604	29,714,919
Midcontinent Communications
Term Loan, 4.00%, Maturing December 30, 2016		1,906	1,923,051
Mitel Networks Corporation
Term Loan, 7.00%, Maturing February 27, 2019		4,250	4,311,094
NTELOS Inc.
Term Loan, 4.50%, Maturing August 7, 2015		1,990	1,980,050
Term Loan, 5.75%, Maturing November 8, 2019		1,493	1,475,709
Oberthur Technologies Holding SAS
Term Loan, 6.25%, Maturing March 30, 2019		1,517	1,526,859
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		993	1,001,845
Term Loan, 3.75%, Maturing September 27, 2019		651	658,592
Syniverse Holdings, Inc.
Term Loan, 1.00%, Maturing April 23, 2019(7)		17,325	17,444,109
Term Loan, 5.00%, Maturing April 23, 2019		12,381	12,478,174
Telesat LLC
Term Loan, 3.50%, Maturing March 28, 2019		32,210	32,592,485
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		5,006	5,036,840
Windstream Corporation
Term Loan, 4.00%, Maturing August 8, 2019		3,647	3,688,092
Term Loan, 3.50%, Maturing January 23, 2020		6,746	6,807,435

			$245,951,001

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Utilities — 1.6%
AES Corporation
Term Loan, 3.75%, Maturing June 1, 2018		8,950	$9,095,266
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018		4,211	4,275,370
Term Loan, 4.00%, Maturing April 2, 2018		11,458	11,633,245
Term Loan, 4.00%, Maturing October 9, 2019		13,035	13,227,684
Covanta Energy Corporation
Term Loan, 3.50%, Maturing March 28, 2019		1,064	1,084,205
Invenergy LLC
Term Loan, Maturing November 22, 2017(4)		1,692	1,729,729
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019		5,100	5,176,500
NRG Energy, Inc.
Term Loan, 3.25%, Maturing July 2, 2018		8,920	9,043,476
Raven Power Finance, LLC
Term Loan, 7.25%, Maturing November 15, 2018		2,444	2,504,972
Texas Competitive Electric Holdings Company, LLC
Revolving Loan, 4.70%, Maturing October 10, 2016		3,000	2,130,000
Term Loan, 4.70%, Maturing October 10, 2017		1,580	900,619
Term Loan, 4.73%, Maturing October 10, 2017		24,173	17,815,823

			$78,616,889

Total Senior Floating-Rate Interests (identified cost $5,790,766,059)			$5,833,816,663

Corporate Bonds & Notes — 4.5%

Security		Principal Amount* (000’s omitted)	Value

Building and Development — 0.0%(2)
Calcipar SA
6.875%, 5/1/18(8)		1,000	$1,073,750

			$1,073,750

Cable and Satellite Television — 0.7%
Nara Cable Funding II Ltd.
8.50%, 3/1/20(8)	EUR	7,500	$10,914,227
Nara Cable Funding, Ltd.
8.875%, 12/1/18(8)		4,995	5,369,625
8.875%, 12/1/18(8)		5,000	5,300,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(8)		4,000	4,160,000
5.625%, 4/15/23(8)	EUR	5,000	6,724,678

			$32,468,530

31	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics — 0.6%
Hexion US Finance Corp.
6.625%, 4/15/20		2,000	$2,095,000
6.625%, 4/15/20(8)		5,000	5,237,500
Ineos Finance PLC
7.25%, 2/15/19(8)	EUR	3,000	4,222,472
8.375%, 2/15/19(8)		3,800	4,298,750
7.50%, 5/1/20(8)		2,375	2,665,938
Polymer Group, Inc.
7.75%, 2/1/19		2,500	2,759,375
Trinseo Materials Operating SCA
8.75%, 2/1/19(8)		9,850	9,874,625

			$31,153,660

Containers and Glass Products — 0.7%
Reynolds Group Holdings Inc.
5.75%, 10/15/20		20,375	$21,393,750
Smurfit Kappa Acquisitions
4.875%, 9/15/18(8)		1,850	1,928,625
4.125%, 1/30/20(8)	EUR	5,000	6,667,062
3.711%, 10/15/20(8)(9)	EUR	3,000	4,059,500

			$34,048,937

Diversified Financial Services — 0.3%
KION Finance SA
4.726%, 2/15/20(8)(9)	EUR	7,150	$9,616,290
6.75%, 2/15/20(8)	EUR	3,000	4,321,244

			$13,937,534

Ecological Services and Equipment — 0.0%(2)
Environmental Systems Product Holdings, Inc.
18.00%, 3/31/15(5)(8)		105	$88,620
Tervita Corp.
9.00%, 11/15/18(8)	CAD	2,000	2,074,545

			$2,163,165

Equipment Leasing — 0.0%(2)
International Lease Finance Corp.
6.75%, 9/1/16(8)		750	$856,875
7.125%, 9/1/18(8)		750	896,250

			$1,753,125

Security	Principal Amount* (000’s omitted)	Value

Financial Intermediaries — 0.1%
First Data Corp.
7.375%, 6/15/19(8)	2,500	$2,731,250
6.75%, 11/1/20(8)	2,575	2,774,563

		$5,505,813

Food Products — 0.2%
Hawk Acquisition Sub, Inc.
4.25%, 10/15/20(8)	10,000	$10,150,000

		$10,150,000

Health Care — 0.4%
Community Health Systems, Inc.
5.125%, 8/15/18	8,225	$8,821,312
HCA, Inc.
4.75%, 5/1/23	4,650	4,859,250
inVentiv Health, Inc.
9.00%, 1/15/18(8)	6,275	6,651,500

		$20,332,062

Home Furnishings — 0.0%(2)
Libbey Glass, Inc.
6.875%, 5/15/20	2,025	$2,230,031

		$2,230,031

Insurance — 0.1%
CNO Financial Group, Inc.
6.375%, 10/1/20(8)	3,000	$3,247,500

		$3,247,500

Leisure Goods / Activities / Movies — 0.1%
NAI Entertainment Holdings, LLC
8.25%, 12/15/17(8)	2,250	$2,452,500
National CineMedia, LLC
6.00%, 4/15/22	4,200	4,599,000

		$7,051,500

Lodging and Casinos — 0.3%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20	5,550	$5,373,094
Caesars Operating Escrow, LLC/Caesars Escrow Corp.
9.00%, 2/15/20(8)	2,500	2,475,000
9.00%, 2/15/20(8)	6,350	6,286,500

		$14,134,594

32	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Radio and Television — 0.1%
Clear Channel Communications, Inc.
9.00%, 12/15/19(8)		1,709	$1,717,545
Univision Communications, Inc.
6.75%, 9/15/22(8)		3,400	3,791,000

			$5,508,545

Telecommunications — 0.5%
Hughes Satellite Systems Corp.
6.50%, 6/15/19		2,000	$2,235,000
Lynx I Corp.
5.375%, 4/15/21(8)		5,050	5,416,125
6.00%, 4/15/21(8)	GBP	5,175	8,510,852
Wind Acquisition Finance SA
5.456%, 4/30/19(8)(9)	EUR	3,325	4,477,385
6.50%, 4/30/20(8)(9)		3,150	3,311,437

			$23,950,799

Utilities — 0.4%
Calpine Corp.
7.50%, 2/15/21(8)		8,123	$9,219,605
7.875%, 1/15/23(8)		7,087	8,150,050

			$17,369,655

Total Corporate Bonds & Notes (identified cost $214,694,905)			$226,079,200

Asset-Backed Securities — 0.1%

Security		Principal Amount (000’s omitted)	Value
Oak Hill Credit Partners, Series 2013-8A, Class C, 3.028%, 4/20/25(8)(9)		$2,625	$2,539,688
Oak Hill Credit Partners, Series 2013-8A, Class D, 3.778%, 4/20/25(8)(9)		2,900	2,900,000

Total Asset-Backed Securities (identified cost $5,439,688)			$5,439,688

Common Stocks — 0.5%

Security		Shares	Value

Automotive — 0.0%(2)
Dayco Products, LLC(5)(10)(11)		48,926	$1,516,706

			$1,516,706

Security	Shares	Value

Building and Development — 0.0%(2)
United Subcontractors, Inc.(5)(10)(11)	1,737	$72,408

		$72,408

Ecological Services and Equipment — 0.0%(2)
Environmental Systems Products Holdings, Inc.(5)(10)(12)	1,242	$89,710

		$89,710

Financial Intermediaries — 0.0%(2)
RTS Investor Corp.(5)(10)(11)	250	$26,996

		$26,996

Food Service — 0.0%(2)
Buffets Restaurants Holdings, Inc.(5)(10)(11)	105,043	$950,639

		$950,639

Home Furnishings — 0.0%(2)
Oreck Corp.(5)(10)(11)	4,230	$73,560
Sanitec Europe Oy B Units(5)(10)(11)	157,585	1,220,286
Sanitec Europe Oy E Units(5)(10)(11)	154,721	0

		$1,293,846

Investment Services — 0.0%
Safelite Realty Corp.(5)(10)(12)	20,048	$0

		$0

Leisure Goods / Activities / Movies — 0.1%
Metro-Goldwyn-Mayer Holdings, Inc.(10)(11)	158,338	$6,264,247

		$6,264,247

Lodging and Casinos — 0.1%
Affinity Gaming, LLC(5)(10)(11)	167,709	$2,347,922
Tropicana Entertainment, Inc.(5)(10)(11)	40,751	636,734

		$2,984,656

Publishing — 0.2%
Ion Media Networks, Inc.(5)(10)(11)	13,247	$8,425,092
MediaNews Group, Inc.(5)(10)(11)	66,239	1,389,692
Source Interlink Companies, Inc.(5)(10)(11)	2,290	0

		$9,814,784

33	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Radio and Television — 0.1%(2)
New Young Broadcasting Holding Co., Inc.(10)(11)	466	$1,712,550

		$1,712,550

Total Common Stocks (identified cost $13,482,370)		$24,726,542

Preferred Stocks — 0.0%(2)

Security	Shares	Value

Ecological Services and Equipment — 0.0%(2)
Environmental Systems Products Holdings, Inc., Series A(5)(10)(12)	284	$17,892

Total Preferred Stocks (identified cost $4,970)		$17,892

Warrants — 0.0%(2)

Security	Shares	Value

Radio and Television — 0.0%(2)
New Young Broadcasting Holding Co., Inc., Expires 12/24/24(10)(11)	5	$18,375

Total Warrants (identified cost $8,592)		$18,375

Short-Term Investments — 1.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(13)	$86,404	$86,403,626

Total Short-Term Investments (identified cost $86,403,626)		$86,403,626

Total Investments — 123.1% (identified cost $6,110,800,210)		$6,176,501,986

Less Unfunded Loan Commitments — (0.4)%		$(21,225,000)

Net Investments — 122.7% (identified cost $6,089,575,210)		$6,155,276,986

Other Assets, Less Liabilities — (22.7)%		$(1,138,757,174)

Net Assets — 100.0%		$5,016,519,812

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

CAD	–	Canadian Dollar
DIP	–	Debtor In Possession
EUR	–	Euro
GBP	–	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Amount is less than 0.05%.

(3)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(4)	This Senior Loan will settle after April 30, 2013, at which time the interest rate will be determined.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(6)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(7)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2013, the aggregate value of these securities is $177,153,076 or 3.5% of the Portfolio’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2013.

(10)	Non-income producing security.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)	Restricted security (see Note 5).

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2013.

34	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Unaffiliated investments, at value (identified cost, $6,003,171,584)	$6,068,873,360
Affiliated investments, at value (identified cost, $86,403,626)	86,403,626
Cash	36,071,726
Restricted cash*	4,311,993
Foreign currency, at value (identified cost, $64,362,704)	64,257,370
Interest receivable	19,255,774
Interest receivable from affiliated investment	7,807
Receivable for investments sold	7,903,164
Prepaid expenses	173,391
Total assets	$6,287,258,211

Liabilities
Notes payable	$650,000,000
Cash collateral due to brokers	1,250,000
Payable for investments purchased	610,359,659
Payable for open forward foreign currency exchange contracts	6,257,451
Payable to affiliates:
Investment adviser fee	1,894,920
Trustees’ fees	5,667
Accrued expenses	970,702
Total liabilities	$1,270,738,399
Net Assets applicable to investors’ interest in Portfolio	$5,016,519,812

Sources of Net Assets
Investors’ capital	$4,957,404,407
Net unrealized appreciation	59,115,405
Total	$5,016,519,812

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

35	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Interest (net of foreign taxes, $49,534)	$117,858,643
Dividends	446,689
Interest allocated from affiliated investment	40,064
Expenses allocated from affiliated investment	(3,886)
Total investment income	$118,341,510

Expenses
Investment adviser fee	$9,680,750
Trustees’ fees and expenses	34,000
Custodian fee	519,683
Legal and accounting services	139,128
Interest expense and fees	4,588,193
Miscellaneous	74,284
Total expenses	$15,036,038
Deduct —
Reduction of custodian fee	$195
Total expense reductions	$195

Net expenses	$15,035,843

Net investment income	$103,305,667

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$22,267,328
Investment transactions allocated from affiliated investment	1,090
Swap contracts	(1,000,770)
Foreign currency and forward foreign currency exchange contract transactions	8,087,706
Net realized gain	$29,355,354
Change in unrealized appreciation (depreciation) —
Investments	$42,314,763
Swap contracts	950,947
Foreign currency and forward foreign currency exchange contracts	(5,322,330)
Net change in unrealized appreciation (depreciation)	$37,943,380

Net realized and unrealized gain	$67,298,734

Net increase in net assets from operations	$170,604,401

36	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$103,305,667	$124,527,673
Net realized gain from investment transactions, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	29,355,354	12,670,929
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	37,943,380	60,873,374
Net increase in net assets from operations	$170,604,401	$198,071,976
Capital transactions —
Contributions	$1,664,737,234	$1,589,597,098
Withdrawals	(60,603,193)	(191,767,616)
Net increase in net assets from capital transactions	$1,604,134,041	$1,397,829,482

Net increase in net assets	$1,774,738,442	$1,595,901,458

Net Assets
At beginning of period	$3,241,781,370	$1,645,879,912
At end of period	$5,016,519,812	$3,241,781,370

37	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended April 30, 2013
Net increase in net assets from operations	$170,604,401
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(2,886,206,032)
Investments sold and principal repayments	992,376,354
Decrease in short-term investments, net	7,182,481
Net amortization/accretion of premium (discount)	(4,389,671)
Increase in restricted cash	(331,407)
Increase in dividends and interest receivable	(6,695,207)
Increase in interest receivable from affiliated investment	(2,173)
Decrease in receivable for open forward foreign currency exchange contracts	30,296
Increase in prepaid expenses	(45,800)
Decrease in other assets	9,802
Increase in payable for open forward foreign currency exchange contracts	4,944,502
Decrease in payable for open swap contracts	(950,947)
Increase in payable for cash collateral due to broker	1,250,000
Increase in payable to affiliate for investment adviser fee	591,700
Increase in accrued expenses	404,320
Increase in unfunded loan commitments	14,966,216
Net change in unrealized (appreciation) depreciation from investments	(42,314,763)
Net realized gain from investments	(22,267,328)
Net cash used in operating activities	$(1,770,843,256)

Cash Flows From Financing Activities
Proceeds from capital contributions	$1,664,737,234
Payments for capital withdrawals	(60,603,193)
Proceeds from notes payable	525,000,000
Repayment of notes payable	(300,000,000)
Net cash provided by financing activities	$1,829,134,041

Net increase in cash*	$58,290,785

Cash at beginning of period(1)	$42,038,311

Cash at end of period(1)	$100,329,096

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$4,168,517

(1)	Balance includes foreign currency, at value.

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(131,517).

38	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Supplementary Data

	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2012	2011	2010	2009	2008
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction excluding interest and fees(1)	0.53	%(2)	0.61%	0.65%	0.72%	0.76%	0.66%
Interest and fee expense	0.24	%(2)	0.34%	0.39%	0.56%	1.31%	0.98%
Total expenses	0.77	%(2)	0.95%	1.04%	1.28%	2.07%	1.64%
Net investment income	5.29	%(2)	5.73%	5.31%	5.15%	5.97%	7.01%
Portfolio Turnover	21	%(3)	37%	59%	37%	32%	7%

Total Return	4.44	%(3)	9.94%	5.54%	14.14%	38.19%	(26.81)%

Net assets, end of period (000’s omitted)	$5,016,520		$3,241,781	$1,645,880	$1,347,695	$1,263,528	$1,119,305

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

39	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2013, Eaton Vance Floating-Rate Advantage Fund and Eaton Vance Strategic Income Fund held an interest of 97.8% and 2.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap quotations provided by electronic data services or by broker/dealers. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

40

Senior Debt Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2013, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap

41

Senior Debt Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Portfolio is the amount included in the Portfolio’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily gross assets up to and including $1 billion, 0.45% over $1 billion up to and including $2 billion, and at reduced rates on daily gross assets over $2 billion, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. For the six months ended April 30, 2013, the Portfolio’s investment adviser fee totaled $9,680,750 or 0.50% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $3,155,164,582 and $989,080,035, respectively, for the six months ended April 30, 2013.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,089,823,084

Gross unrealized appreciation	$87,394,384
Gross unrealized depreciation	(21,940,482)

Net unrealized appreciation	$65,453,902

5  Restricted Securities

At April 30, 2013, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	1,242	$0	$89,710
Safelite Realty Corp.	9/29/00-11/10/00	20,048	0	0

Total Common Stocks			$0	$89,710

42

Senior Debt Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

Description	Date of Acquisition	Shares	Cost	Value

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	284	$4,970	$17,892

Total Restricted Securities			$4,970	$107,602

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation

5/31/13	British Pound Sterling 1,985,000	United States Dollar 2,994,827	Goldman Sachs International	$(87,979)
5/31/13	British Pound Sterling 30,931,343	United States Dollar 46,826,806	Goldman Sachs International	(1,211,139)
5/31/13	Euro 14,533,053	United States Dollar 19,006,908	Citibank NA	(135,816)
5/31/13	Euro 1,760,000	United States Dollar 2,290,962	Goldman Sachs International	(27,284)
5/31/13	Euro 5,640,000	United States Dollar 7,331,492	State Street Bank and Trust Co.	(97,433)
5/31/13	Euro 15,891,000	United States Dollar 20,370,625	State Street Bank and Trust Co.	(560,766)
6/28/13	British Pound Sterling 940,000	United States Dollar 1,419,757	Bank of America	(39,871)
6/28/13	British Pound Sterling 27,577,569	United States Dollar 41,737,823	Citibank NA	(1,084,506)
6/28/13	British Pound Sterling 5,081,900	United States Dollar 7,744,206	HSBC Bank USA	(146,946)
6/28/13	Canadian Dollar 11,971,592	United States Dollar 11,793,045	Citibank NA	(74,262)
6/28/13	Euro 6,985,000	United States Dollar 9,166,974	Goldman Sachs International	(35,312)
6/28/13	Euro 51,687,882	United States Dollar 66,485,089	HSBC Bank USA	(1,610,360)
7/31/13	British Pound Sterling 31,383,200	United States Dollar 48,561,736	HSBC Bank USA	(161,789)
7/31/13	Euro 70,192,146	United States Dollar 91,511,256	Deutsche Bank	(983,988)

				$(6,257,451)

43

Senior Debt Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

At April 30, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives and its use of derivatives, the Portfolio is subject to the following risks:

Foreign Exchange Risk:  Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

Interest Rate Risk:  Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swap contracts.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2013, the fair value of derivatives with credit-related contingent features in a net liability position was $6,257,451. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $3,061,993 at April 30, 2013.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred. Collateral pledged for the benefit of the Portfolio is held in a segregated account by the Portfolio’s custodian. The portion of such collateral representing cash of $1,250,000 is reflected as restricted cash with a corresponding liability on the Statement of Assets and Liabilities. The carrying amount of the liability at April 30, 2013 approximated its fair value. If measured at fair value, the liability for cash collateral due to brokers would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2013.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative

Foreign Exchange	Forward foreign currency exchange contracts	$—	$(6,257,451	)(1)

		$—	$(6,257,451)

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2013 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Foreign Exchange	Forward foreign currency exchange contracts	$7,681,084	(1)	$(4,974,798	)(2)
Interest Rate	Swap contracts	(1,000,770	)(3)	950,947	(4)

Total		$6,680,314		$(4,023,851)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

(3)	Statement of Operations location: Net realized gain (loss) – Swap contracts.

(4)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts

The average notional amounts of forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2013, which are indicative of the volume of these derivative types, were approximately $236,707,000 and $21,429,000, respectively.

44

Senior Debt Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

7  Revolving Credit Agreement

The Portfolio has entered into a Revolving Credit Agreement, as amended (the Agreement) with conduit lenders and a bank that allows it to borrow up to $1.3 billion ($1 billion prior to March 28, 2013 and $840 million prior to February 5, 2013) and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Portfolio. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, the Portfolio also pays a program fee of 0.80% (0.65% prior to March 28, 2013) per annum on its outstanding borrowings to administer the facility and a commitment fee of 0.15% (0.35% prior to March 28, 2013) per annum if outstanding loan amount is greater than 50% of total facility size; 0.25% (0.45% prior to March 28, 2013) if outstanding loan amount is less than or equal to 50% of total facility size. Program and commitment fees for the six months ended April 30, 2013 totaled $3,880,410 and are included in interest expense in the Statement of Operations. At April 30, 2013, the Portfolio had borrowings outstanding under the Agreement of $650,000,000 at an interest rate of 0.24%. The carrying amount of the borrowings at April 30, 2013 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2013. For the six months ended April 30, 2013, the average borrowings under the agreement and the average annual interest rate were $587,845,304 and 0.25%, respectively.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

45

Senior Debt Portfolio

April 30, 2013

Notes to Financial Statements (Unaudited) — continued

At April 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$5,805,190,898	$7,400,765	$5,812,591,663
Corporate Bonds & Notes	—	225,990,580	88,620	226,079,200
Asset-Backed Securities	—	5,439,688	—	5,439,688
Common Stocks	—	7,976,797	16,749,745	24,726,542
Preferred Stocks	—	—	17,892	17,892
Warrants	—	18,375	—	18,375
Short-Term Investments	—	86,403,626	—	86,403,626

Total Investments	$—	$6,131,019,964	$24,257,022	$6,155,276,986

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(6,257,451)	$—	$(6,257,451)

Total	$—	$(6,257,451)	$—	$(6,257,451)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2013 is not presented.

At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

46

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 22, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

47

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Senior Debt Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Advantage Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior floating rate loans. The Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

48

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds approved by the Board. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2012 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

49

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2013

Officers and Trustees

Officers of Eaton Vance Floating-Rate Advantage Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Senior Debt Portfolio

Scott H. Page

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Advantage Fund and Senior Debt Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

50

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

51

This Page Intentionally Left Blank

Investment Adviser of Senior Debt Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3232-6/13	FRASRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	June 11, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 11, 2013

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	June 11, 2013